Other taxes payable	12 Months Ended
Dec. 31, 2025
Other taxes payable
Other taxes payable
14 Other taxes payable

Accounting policy:

The Company incurs various taxes and contributions, including municipal, state, and federal taxes, taxes on regulatory fees, and income tax, among others. Additionally, it is subject to other taxes that the Company is obliged to collect as withholding taxes from third parties and which generally do not represent an expense.

	Consolidated
	December 31, 2025	December 31, 2024
Tax debts installments	161,182	254,302
ICMS	188,080	227,563
COFINS	114,361	152,066
PIS	23,046	24,054
Social Security charges	51,648	50,975
IRRF	13,006	40,708
Other	150,587	143,419
	701,910	893,087
Current	525,208	637,842
Non-current	176,702	255,245
Total	701,910	893,087

The amounts due in non-current liabilities have the following maturity schedule:

	Consolidated
	December 31, 2025	December 31, 2024
From 13 to 24 months	8,379	6,667
From 25 to 36 months	2,676	7,957
From 37 to 48 months	—	919
From 49 to 60 months	—	996
Over 60 months	165,647	238,706
	176,702	255,245

Brazilian Tax Reform (IBS and CBS)

Constitutional Amendment No. 132, dated December 20, 2023, and Complementary Law No. 214, dated January 16, 2025, established the Reform of the National Tax System on consumption. This reform promotes the gradual replacement of taxes currently levied on goods and services—notably PIS, COFINS, ICMS, and the tax on services (Imposto sobre Serviços, or “ISS”)—with the tax on goods and services (Imposto sobre Bens e Serviços, or “IBS”) and the contribution on goods and services (Contribuição sobre Bens e Serviços, or “CBS”).

The legislation establishes a transition period starting in 2026. During this period, current taxes will coexist with the new taxes, with full implementation scheduled for subsequent fiscal years according to the legal timetable.

The Cosan Group operates in various economic segments through its subsidiaries and associates. These segments include energy and fuels, logistics and transportation, T mobility and lubricants, infrastructure and real estate assets, and agricultural and related activities, among others. Each segment has distinct operational models, value chains, and tax regimes, which may lead to different effects from the implementation of IBS and CBS, depending on the specific regulations for each activity.

In this context, impacts from the Tax Reform will likely materialize mainly in the Group’s operating subsidiaries. These could have indirect effects on the consolidated financial statements, including changes to cost structures, pricing, tax credit dynamics, and consolidated cash flows, among other aspects.

Management has formed internal working groups to monitor the Tax Reform. These groups cover regulatory analyses, economic and financial assessments, and system adaptations, with support from specialized external advisors. These analysis are ongoing and consider factors such as the development of implementing regulations, interpretations by relevant authorities, and the specifics of each of the Company’s operating segments.

As of December 31, 2025, there are no impacts from the Tax Reform on Consumption taxes to recognize. Management will continue to monitor changes in applicable legislation and regulations, as well as relevant operational developments, to assess promptly any need for recognition or additional disclosures.